FINANCIAL EXPENSES - Additional information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 15, 2022	Jun. 03, 2021
Disclosure of transactions between related parties [line items]
Interest on lease liabilities	$ 10.5	$ 10.3	$ 10.3
Interest rate (as a percent)				5.00%	6.625%
Minimum
Disclosure of transactions between related parties [line items]
Interest rate (as a percent)	3.50%
Maximum
Disclosure of transactions between related parties [line items]
Interest rate (as a percent)	5.75%
Parent Corparation
Disclosure of transactions between related parties [line items]
Interest on lease liabilities	$ 2.0	$ 2.2	$ 2.4